Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Shares

12. Redeemable convertible preferred shares

From November 2005 through December 2005, the Company issued 4,912,934 shares of Series A convertible redeemable preferred shares (the “Series A Shares”) for US$0.73276 per share for cash of US$3,600 thousand and incurred issuance cost of US$117 thousand.

From December 2006 through May 2008, the Company issued 14,084,239 shares of Series B convertible redeemable preferred shares (the “Series B Shares”) for US$1.43854 per share for cash of US$20,261 thousand and incurred issuance cost of US$1,144 thousand.

From July 2015 through December 2015, the Company issued 1,728,989 shares of Series C convertible redeemable preferred shares (the “Series C shares”) for US$26.64 per share for cash of US$11,920 thousand, and the conversion of US$30,731 thousand Subsequent Notes previously issued at a conversion price per share of US$23.98. In connection with the offering of the Series C Shares, the Company incurred issuance costs of US$1,243 thousand.

On August 5, 2016, the Company issued additional 750,751 shares of Series C redeemable convertible preferred shares to Dr. Zhengyu (Zane) Wang at a price per share of US$26.64 in exchange for a promissory note with an aggregate principal amount of US$20,000 thousand. On November 10, 2016, Dr. Zhengyu (Zane) Wang transferred such Series C redeemable convertible preferred shares to an investor in exchange for the RMB equivalent of US$20,000 thousand. On November 11, 2016, the Company received US$16,000 thousand out of total US$20,000 thousand consideration for this issuance of Series C redeemable convertible preferred shares. The remaining US$4,000 thousand was received in February 2017. The promissory note was cancelled upon full payment of the total principal amount.

From November through December 2016, the Company issued additional 156,521 shares of Series C convertible redeemable preferred shares for US$26.64 per share for cash of US$4,170 thousand. In connection with the offering of the Series C Shares, the Company incurred issuance costs of US$672 thousand. The remaining US$4,000 thousand was received in February 2017. The promissory note was cancelled upon full payment of the total principal amount.

On March 30, 2017, the Company issued additional 569,858 shares of Series C convertible redeemable preferred shares for US$26.64 per share for cash of US$15,181 thousand to certain investors.

From April 11, 2017 to April 12, 2017, the Company issued and sold 121,998 Series C redeemable convertible preferred shares to six investors at a price of $26.64 per share for total consideration of US$3,250 thousand.

The Series A, B and C shares are collectively referred to as the Preferred Shares.

Conversion

Each Preferred Share may be converted at any time into ordinary shares at the option of the preferred shares holders at the then applicable conversion price. The initial conversion ratio is 1:1, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of ordinary shares (excluding certain events such as issuance of ordinary shares pursuant to a public offering) at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance.

The Preferred Shares shall be automatically converted into ordinary shares immediately prior to the consummation of a public offering of the Company’s shares wherein the price paid by the public for each share shall be at least US$26.64 per share and net proceeds are at least US$50,000 thousand immediately following the public offering (the “Qualified Public Offering”).

The Group determined that there were no beneficial conversion features identified for any of the Preferred Shares during any of the periods. In making this determination, the Company compared the fair value of the ordinary shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date. In all instances, the effective conversion price was greater than the fair value of the ordinary shares. To the extent a conversion price adjustment occurs, as described above, the Group will revaluate whether or not a beneficial conversion feature should be recognized.

Dividends

The holders of Preferred Shares are entitled to receive cumulative dividends prior and in preference to any payment of any dividend on the holders of Ordinary Shares at a rate of 8% of original issuance price per share per annum (the “Priority Return”).

After payment of such preferential dividends on Preferred Shares during any year, any further dividends or distribution distributed during such year shall be declared and paid ratably on the outstanding Preferred Shares (on an as converted to common stock basis) and the ordinary shares.

Upon conversion, any declared or accrued but unpaid dividends will be converted into ordinary shares at the same applicable conversion price.

Voting

Each Preferred Share has voting rights equivalent to the number of ordinary shares to which it is convertible at the record date. The holders of the Preferred Shares also have certain veto rights including, but not limited to, amendment or waiver of any provision of the Company’s article of association in a manner that adversely alters or changes the rights, preferences, powers, privileges or restriction of Preferred Shares, dividend declaration and distribution on ordinary shares, appointment or removal of senior management.

Liquidation

A liquidation event includes, unless waived by the Preferred Shareholders, (i) any liquidation, dissolution or winding-up of the Company, (ii) any merger or consolidation of the Company or any other transactions as a result of which shareholders of the Company immediately prior to such transaction will cease to own a majority of the equity securities or voting power of the surviving entity immediately following, (iii) sale of all or substantially all of the assets of the Company.

The holders of Preferred Shares have preference over holders of ordinary shares with respect to payment of dividends and distribution of assets upon voluntary or involuntary liquidation of the Company. Upon liquidation, Series C Shares shall rank senior to Series B Shares, Series B Shares shall rank senior to Series A Shares, and Series A Shares shall rank senior to ordinary shares.

The holders of Series C Shares shall receive the higher of: (a) the sum of (i) 100% of the original issue price and (ii) all unpaid Priority Return of Series C Shares with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per Series C Shares then held by such holder, and (b) Series C Shares’ pro rata share of all amounts being distributed if such Series C Share had been converted into ordinary shares pursuant of relevant provisions of the Company’s article of association hereof immediately prior to the defined liquidation event (the “Series C Liquidation Value”).

The holders of Series B Shares shall receive the higher of: (a) the sum of (i) 100% of the original issue price and (ii) all unpaid Priority Return of Series B Shares with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per Series B Shares then held by such holder, and (b) Series B Shares’ pro rata share of all amounts being distributed if such Series B Share had been converted into ordinary shares pursuant of relevant provisions of the Company’s article of association hereof immediately prior to the defined liquidation event (the “Series B Liquidation Value”).

The holders of Series A Shares shall receive the higher of: (a) the sum of (i) 100% of the original issue price and (ii) all unpaid Priority Return of Series A Shares with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per Series A Shares then held by such holder, and (b) Series A Shares’ pro rata share of all amounts being distributed if such Series A Share had been converted into ordinary shares pursuant of relevant provisions of the Company’s article of association hereof immediately prior to the defined liquidation event (the “Series A Liquidation Value”).

The liquidation preference described above ceased to exist upon the completion of the Company’s initial public offering on April 28, 2017.

Redemption

At any time on or after October 17, 2013, for Series A Shares and Series B Shares, if requested by a majority holders of the respective series of Preferred Shares then outstanding, the Company shall redeem all of the respective outstanding Preferred Shares in that series. The redemption prices of Series A Shares and B Shares are equal to the Series B Liquidation Value and Series A Liquidation Value calculated as of the closing date for such redemption, respectively.

At any time on or after July 1, 2020, if requested by a majority holders of Series C Shares then outstanding, the Company shall redeem all of the outstanding Series C Shares. The redemption prices of Series C Shares are equal to the Series C Liquidation Value calculated as of the closing date for such redemption. In addition, no other class or series of capital stock shall be redeemable prior and in preference to the Series C Shares without the written consent of a majority holders of Series C Shares.

Accounting of Preferred Shares

The Company classified the Preferred Shares as mezzanine equity because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation event outside of the Company’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs.

Since the Preferred Shares becomes redeemable at the option of the holder at any time after a specified date, the Company recorded accretion on the Preferred Shares to the redemption value using the effective interest rate method from the issuance dates to the earliest redemption dates as set forth in the original issuance. While all Preferred Shares are automatically converted upon a Qualified Public Offering, the effectiveness of a Qualified Public Offering is not within the control of the Company and is not deemed probable to occur for accounting purposes until the effective date of the Qualified Public Offering. As such, the Company continued to recognize accretion of the Preferred Shares during 2015, 2016 and 2017. The accretion of Preferred Shares was US$3,201 thousand US$6,377 thousand and US$2,868 thousand for the years ended December 31, 2015, 2016 and 2017, respectively.

Modification of Series C Shares

The Company’s Series C Shares were modified on July 18, 2016 as a result of the Company’s negotiations with holders of redeemable convertible preferred shares. Prior to the modification, upon the occurrence of a Qualified Public Offering, Series C shares shall automatically be converted into such number of ordinary shares as is equal to the number of ordinary shares determined by dividing: (i) the Series C Shares original issue price thereof by (ii) the Series C Shares conversion price in effect at the time of conversion. After the modification, upon the occurrence of a Qualified Public Offering, Series C shares shall automatically be converted into such number of ordinary shares as is equal to the number of ordinary shares determined by dividing: (i) the Series C Shares original issue price thereof by (ii) the lesser of (a) the Series C Shares conversion price in effect at the time of conversion, and (b) the Series C Liquidation Conversion Price. And Series C Liquidation Conversion Price means the price per ordinary shares upon the Qualified Public Offering multiplied by the quotient of (i) the Series C Shares original issue price divided by (ii) the Series C original issue price plus such Series C Shares’ Priority Return as described above.

The Company evaluated the modifications and concluded that they represented modifications, rather than extinguishment, of the Series C Shares, which resulted in a transfer of value from ordinary shareholders and Series A Shares and Series B shares holders to Series C Shares holders. On the date of the modification, the Company assessed the total fair value of the Series A, B and C Shares immediately before and after the change of the terms with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of such fair value. The combined change in fair values of the Series A, B and C Shares immediately before and after the modification was US$634,801. This decrease in fair value of the ordinary share of US$634,801 is, in substance, a transfer of wealth mostly from the ordinary shareholders to the holders of Series C Shares, and therefore are recorded as deemed dividend to the holders of Series C Shares.

Initial Public Offering

Upon the completion of the Company’s IPO on April 28, 2017, Series A and B convertible redeemable preferred shares were converted into Class A ordinary shares on a one-to-one basis, while 3,569,957 shares of Series C convertible redeemable preferred shares were converted into 17,242,297 shares of Class A ordinary shares. Concurrently, US$ 82,034,040 was recorded as deemed dividends to the Series C preferred shareholders.

The Company’s convertible redeemable preferred shares activities for the years ended December 31, 2015, 2016 and 2017 are summarized below:

	Series A Shares		Series B Shares		Series C Shares
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		US$’000		US$’000		US$’000
Balance as of January 1, 2015	4,912,934	6,220	14,084,239	31,890	—	—
Issuance of Series C convertible redeemable preferred shares, net of issuance costs	—	—	—	—	1,728,989	43,639
Accretion on convertible redeemable preferred shares to redemption value	—	288	—	1,621	—	1,292
Balance as of December 31, 2015	4,912,934	6,508	14,084,239	33,511	1,728,989	44,931
Issuance of Series C convertible redeemable preferred shares, net of issuance costs	—	—	—	—	1,129,405	28,891
Receivable for issuance of Series C convertible redeemable preferred shares	—	—	—	—	—	(4,000)
Accretion on convertible redeemable preferred shares to redemption value	—	288	—	1,621	—	4,468
Balance as of December 31, 2016	4,912,934	6,796	14,084,239	35,132	2,858,394	74,290
Issuance of Series C convertible redeemable preferred shares, net of issuance costs	—	—	—	—	711,563	18,035
Receivable for issuance of Series C convertible redeemable preferred shares	—	—	—	—	—	4000
Accretion on convertible redeemable preferred shares to redemption value	—	96	—	540	—	2,232
Deemed dividend to preferred shareholders upon IPO	—	—	—	—	13,672,340	82,034
Converted to ordinary shares upon IPO	(4,912,934)	(6,892)	(14,084,239)	(35,672)	(17,242,297)	(180,591)
Balance as of December 31, 2017	—	—	—	—	—	—